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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08037

ADVISORONE FUNDS

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end: April 30th

Date of reporting period: July 1, 2020 - June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2020 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: AdvisorOne Funds									Item 1, Exhibit A
Investment Company Act file number: 811-08037
Reporting Period:	July 1, 2020 - June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
ETF Series Solutions Trust	LSLT	26922A479	9/29/2020 0:00	Reorganization of the Salt High truBeta US Market ETF into the Pacer Salt High truBeta US Market ETF	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
ETF Series Solutions Trust	LSLT	26922A164	9/29/2020 0:00	Reorganization of the Salt Low truBeta US Market ETF into the Pacer Salt Low truBeta US Market ETF	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
Legg Mason ETF Investment Trust	CACG	524682101	9/25/2020 0:00	Approval of a New Investment Advisory Agreement	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Legg Mason ETF Investment Trust	CACG	524682101	9/25/2020 0:00	Approval of a New Investment Sub-Advisory Agreement with ClearBridge Investments, LLC	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Legg Mason ETF Investment Trust	CACG	524682101	9/25/2020 0:00	Approval of a New Investment Sub-Advisory Agreement with Western Asset Management Company, LLC	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Legg Mason, Inc.	SHRAX	52468L877	9/25/2020 0:00	Approval of a New Investment Advisory Agreement	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Legg Mason, Inc.	SHRAX	52468L877	9/25/2020 0:00	Approval of a New Investment Sub-Advisory Agreement with Western Asset Management Company, LLC	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Legg Mason, Inc.	SHRAX	52468L877	9/25/2020 0:00	Approval of a New Investment Sub-Advisory Agreement with Royce & Associates, LP	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
PIMCO Equity Series Realpath Blend Fd	PBRAX	72202L389	4/23/2021 0:00	Approval of a New Investment Sub-Advisory Agreement	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
PIMCO Equity Series Realpath Blend Fd	PBRAX	72202L389	4/23/2021 0:00	Approval of a New Investment Sub-Advisory Agreement	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ADVISORONE FUNDS

By (Signature and Title)*         /s/ Jason Moore

Jason Moore, President

Date: August 19, 2021

* Print the name and title of each signing officer under his or her signature.